Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for non-PEO NEOs (3) (d)	Average Summary Compensation Actually Paid to non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (7) (Thousands) (h)	Adjusted Pre-Tax Income (8) (Thousands) (i)
					Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (6) (g)
2023	486,875	486,875	1,548,296	1,892,269	359.87	123.04	101,868	137,138
2022	483,700	483,700	1,391,515	1,850,998	252.25	152.98	66,047	88,136
2021	483,550	483,550	1,180,318	1,752,898	174.45	140.50	19,356	38,097

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for David J. Meyer (our Chief Executive Officer) for each corresponding year in the “Total” column of the “Summary Compensation Table for Fiscal 2023.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers as a group in the “Total” column of the “Summary Compensation Table for Fiscal 2023” in each applicable year. The names of the non-PEO named executive officers included for purposes of calculating the average amounts in each applicable year are Robert Larsen (our CFO), Bryan Knutson (our President and COO), and Mark Kalvoda (our former CFO) for fiscal 2023, and Mr. Knutson and Mr. Kalvoda for fiscal years 2022 and 2021.
Peer Group Issuers, Footnote [Text Block]		Represents the S&P Retail Index cumulative TSR for the applicable performance period.
PEO Actually Paid Compensation Amount	$ 486,875	$ 483,700	$ 483,550
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Meyer, as computed in accordance with Item 402(v) of SEC Regulation S-K. There are no adjustments to Mr. Meyer’s compensation as required by Item 402(v) of SEC Regulation S-K, because he did not receive any equity awards and did not have an accumulated pension benefit during any of fiscal years shown in the "Summary Compensation Table for Fiscal 2023."
Non-PEO NEO Average Total Compensation Amount	$ 1,548,296	1,391,515	1,180,318
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,892,269	$ 1,850,998	1,752,898
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the Non-PEO named executive officers included for purposes of calculating the average amounts in each applicable year are Robert Larsen, Bryan Knutson, and Mark Kalvoda for fiscal 2023, and Mr. Knutson and Mr. Kalvoda for fiscal years 2022 and 2021. Mr. Larsen was employed for the final three months of fiscal 2023, November 1, 2022 through January 31, 2023, and Mr. Kalvoda was employed for the first 50 weeks of fiscal 2023, February 1, 2022 through January 15, 2023. None of the non-PEO named executive officers had an accumulated pension benefit during any of the fiscal years shown in the "Summary Compensation Table for Fiscal 2023." The “equity award adjustments” for each applicable year consist of the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any equity awards granted in prior years that were outstanding and unvested as of the end of the applicable year; (iii) for equity awards that were granted and vested in the same applicable year, the fair value of the equity awards as of the vesting date; (iv) for equity awards granted in prior years that vested in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of the equity awards; (v) for equity awards granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such equity awards or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the “equity award adjustments” are as follows:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	1,548,296	(183,338)	527,311	1,892,269
2022	1,391,515	(409,996)	869,479	1,850,998
2021	1,180,318	(380,000)	952,580	1,752,898

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	296,449	136,075	—	94,787	—	—	527,311
2022	365,072	396,174	—	108,233	—	—	869,479
2021	783,542	235,726	—	(66,688)	—	—	952,580

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]		• Return on Assets • Total Revenue • Adjusted Pre-Tax Income
Total Shareholder Return Amount	$ 359.87	$ 252.25	174.45
Peer Group Total Shareholder Return Amount	123.04	152.98	140.50
Net Income (Loss)	$ 101,868,000	$ 66,047,000	$ 19,356,000
Company Selected Measure Amount	137,138,000
PEO Name	David J. Meyer
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.Adjusted Pre-Tax Income is defined as GAAP pre-tax income adjusted to exclude the pre-tax impact from gains or losses that occur outside of the ordinary course of our business during the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted pre-tax income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year, to the Company’s performance.	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s common share price at the end and the beginning of the measurement period by the Company’s common share price at the beginning of the measurement period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount		88,136,000	38,097,000
Measure Name		Return on Assets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Pre-Tax Income
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 296,449	$ 365,072	$ 783,542
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(183,338)	(409,996)	(380,000)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	527,311	869,479	952,580
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	136,075	396,174	235,726
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	94,787	108,233	(66,688)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Average Dollar Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0